SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of common stock outstanding
Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2014	2013	2012
Balance, beginning of year	220,324	221,502	241,305
Treasury stock purchased and retired	(18,489)	(8,949)	(21,533)
Conversion of 7.0% Debentures	—	4,739	—
Stock options exercised	916	2,087	1,191
Restricted and performance stock vested (a)	573	945	539
Balance, end of year	203,324	220,324	221,502
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(a)
In 2014, 2013 and 2012, such amount was reduced by 257 thousand, 472 thousand and 237 thousand shares, respectively, which were tendered to the Company for the payment of required federal and state tax withholdings owed on the vesting of restricted and performance stock.

Schedule of share-based compensation
A summary of the Company's stock option activity and related information for 2014 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,579	$10.64
Options granted	1,014	19.10
Exercised	(917)	5.47		$3.8
Forfeited or terminated	(665)	20.07
Outstanding at the end of the year	5,011	12.04	4.3	$32.1
Options exercisable at the end of the year	2,030		2.7	$12.1
Available for future grant	8,571

A summary of the Company's stock option activity and related information for 2013 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	6,655	$9.72
Options granted	1,447	11.01
Exercised	(2,087)	7.27		$6.0
Forfeited or terminated	(436)	13.95
Outstanding at the end of the year	5,579	10.64	4.0	$32.5
Options exercisable at the end of the year	2,529		2.1	$13.9
Available for future grant	9,099

A summary of the Company's stock option activity and related information for 2012 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	7,712	$10.13
Options granted	1,389	7.55
Exercised	(1,191)	3.14		$2.7
Forfeited or terminated	(1,255)	16.13
Outstanding at the end of the year	6,655	9.72	3.4	$30.2
Options exercisable at the end of the year	3,715		1.7	$15.5
Available for future grant	9,713

Schedule of valuation assumptions on payment awards
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2014	2013	2012
	Grants	Grants	Grants
Weighted average risk-free interest rates	1.6%	.8%	.9%
Weighted average dividend yields	1.3%	.7%	—%
Volatility factors	51%	107%	108%
Weighted average expected life (in years)	4.8	4.8	4.7
Weighted average fair value per share	$7.65	$8.02	$5.76

Schedule of share-based compensation by exercise price range
The following table summarizes information about stock options outstanding at December 31, 2014 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$6.45 - $6.77	521	2.2	$6.45	520	$6.45
$7.38 - $7.74	1,580	3.8	7.47	1,027	7.44
$8.29 - $12.34	1,396	5.1	10.78	31	8.29
$12.74 - $18.27	83	5.9	15.40	—	—
$19.15 - $25.45	1,431	4.6	20.18	452	22.41
	5,011			2,030

Schedule of nonvested share activity
A summary of the Company's non-vested restricted stock activity for 2014 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	521	$8.29
Granted	113	17.15
Vested	(396)	9.22
Forfeited	(2)	10.19
Non-vested shares, end of year	236	10.95

Schedule of performance share-based compensation
A summary of the Company's performance units is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2011	—	—	836
Granted in 2012	203	—	203
Forfeited	(10)	—	(62)
Awards outstanding at December 31, 2012	193	—	977
Granted in 2013	212	212	—
Additional shares issued pursuant to achieving certain performance criteria (a)	—	—	223
Shares vested in 2013	—	—	(668)
Forfeited	(23)	(8)	(62)
Awards outstanding at December 31, 2013	382	204	470
Granted in 2014	142	142	—
Additional shares issued pursuant to achieving certain performance criteria (a)	—	—	142
Shares vested in 2014	—	—	(434)
Forfeited	(5)	(3)	(2)
Awards outstanding at December 31, 2014	519	343	176

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(a) The performance units provide for a payout of up to 150 percent of the award if certain performance levels are achieved.

Schedule of earnings per share reconciliation
A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2014	2013	2012
Net income (loss) for basic earnings per share	$51.4	$478.0	$221.0
Add: interest expense on 7.0% Debentures, net of income taxes	—	1.6	12.2
Net income (loss) for diluted earnings per share	$51.4	$479.6	$233.2
Shares:
Weighted average shares outstanding for basic earnings per share	212,917	221,628	233,685
Effect of dilutive securities on weighted average shares:
7.0% Debentures	—	5,780	44,037
Stock options, restricted stock and performance units	2,505	2,776	2,762
Warrants (a)	2,233	2,518	943
Dilutive potential common shares	4,738	11,074	47,742
Weighted average shares outstanding for diluted earnings per share	217,655	232,702	281,427
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(a)	All outstanding warrants were repurchased in September 2014 as further discussed above. Accordingly, the warrants will have no dilutive effect in periods beginning after September 30, 2014.